Employee benefit obligations - Movement in the defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	$ (105)
Re-measurements	(14)	$ 10	$ (145)
End of year	(104)	(105)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	(324)	(287)
Acquired		(1)
Current service cost	(6)	(7)
Exceptional past service charge		(3)
Interest cost	(13)	(13)
Re-measurements	14	(10)
Employee contributions	(1)	(1)
Benefits paid	16	10
Exchange	9	(12)
End of year	(305)	(324)	(287)
Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	219	202
Transfers		1
Interest Income	10	10
Administration expenses paid		(1)
Re-measurements	(21)	(5)
Employer contributions	11	10
Employee contributions	1	1
Benefits paid	(16)	(10)
Exchange	(3)	11
End of year	$ 201	$ 219	$ 202